FAIR VALUE MEASUREMENT - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investments in loans and securities	$ 716,793
Liabilities:
Warrant liability	3,242	$ 1,400	$ 27,469	$ 2,471
Notes
Assets:
Investments in loans and securities	90,425
Certificates and Other loans and receivables
Assets:
Investments in loans and securities	626,368
Level 1
Liabilities:
Warrant liability	2,106	909
Level 1 | Notes
Assets:
Investments in loans and securities	0
Level 1 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	0
Level 2
Liabilities:
Warrant liability	1,136	490
Level 2 | Notes
Assets:
Investments in loans and securities	90,425
Level 2 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	0
Level 3
Liabilities:
Warrant liability	0	$ 0
Level 3 | Notes
Assets:
Investments in loans and securities	0
Level 3 | Certificates and Other loans and receivables
Assets:
Investments in loans and securities	$ 626,368